THE KP FUNDS

          KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050 FUND,
         KP RETIREMENT PATH 2055 FUND, AND KP RETIREMENT PATH 2060 FUND

                        SUPPLEMENT DATED MARCH 29, 2017
             TO THE PROSPECTUS DATED MAY 1, 2016 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Prospectus is supplemented as follows:

     1. The chart entitled "Target Asset Allocation Over Time (Glidepath)" under the heading "Principal Investment Strategies" in each Fund's summary section and under the heading "The Fund's Asset Allocation Strategy" on page 104 is deleted and replaced with the following:

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

------------------------------------------------------------------------------------------------------------------------------------
YEARS FROM             LARGE CAP     SMALL CAP     INTERNATIONAL      REAL      INFLATION      FIXED       SHORT-TERM
RETIREMENT     AGE      EQUITY         EQUITY          EQUITY        ASSETS     PROTECTION     INCOME     FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
     45        20       39.00%         14.00%          31.00%         5.00%       0.00%        11.00%         0.00%
     40        25       39.00%         14.00%          31.00%         5.00%       0.00%        11.00%         0.00%
     35        30       39.00%         14.00%          31.00%         5.00%       0.00%        11.00%         0.00%
     30        35       38.00%         14.00%          30.00%         5.00%       0.00%        13.00%         0.00%
     25        40       37.00%         13.00%          29.00%         6.00%       0.00%        15.00%         0.00%
     20        45       36.00%         12.00%          26.00%         8.00%       0.00%        18.00%         0.00%
     15        50       34.00%         10.00%          22.00%         9.00%       1.00%        22.00%         2.00%
     10        55       31.00%          8.00%          17.00%        10.00%       3.00%        27.00%         4.00%
      5        60       26.00%          6.00%          13.00%        10.00%       5.00%        33.00%         7.00%
      0        65       21.00%          4.00%           9.00%        10.00%       7.00%        40.00%         9.00%
     -5        70       18.00%          3.00%           7.00%        10.00%       8.00%        44.00%        10.00%
------------------------------------------------------------------------------------------------------------------------------------

     2. The chart under the heading "The Fund's Asset Allocation Strategy" on page 105 is deleted and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
YEARS TO TARGET DATE        45        40        35        30        25        20        15        10         5         0        -5
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP EQUITY         34%-44%   34%-44%   34%-44%   33%-43%   32%-42%   31%-41%   29%-39%   26%-36%   21%-31%   16%-26%   13%-23%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY          9%-19%    9%-19%    9%-19%    9%-19%    8%-18%    7%-17%    5%-15%    3%-13%    1%-11%     0%-9%     0%-8%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY     26%-36%   26%-36%   26%-36%   25%-35%   24%-34%   21%-31%   17%-27%   12%-22%    8%-18%    4%-14%    2%-12%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED
  INCOME                  6%-16%    6%-16%    6%-16%    8%-18%   10%-20%   13%-23%   17%-27%   22%-32%   28%-38%   35%-45%   39%-49%
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM FIXED
  INCOME                   0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-7%     0%-9%    2%-12%    4%-14%    5%-15%
------------------------------------------------------------------------------------------------------------------------------------
INFLATION MANAGED          0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-6%     0%-8%    0%-10%    2%-12%    3%-13%
------------------------------------------------------------------------------------------------------------------------------------
REAL ASSETS               0%-10%    0%-10%    0%-10%    0%-10%    1%-11%    3%-13%    4%-14%    5%-15%    5%-15%    5%-15%    5%-15%
------------------------------------------------------------------------------------------------------------------------------------

     3. The chart under the heading "The Funds' Investments in Underlying Funds" beginning on page 106 is deleted and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
EQUITY
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP
  KP Large Cap Equity
    Fund                 34%-44%   34%-44%   34%-44%   33%-43%   32%-42%   31%-41%   29%-39%   26%-36%   21%-31%   16%-26%   13%-23%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP
  KP Small Cap Equity
    Fund                  9%-19%    9%-19%    9%-19%    9%-19%    8%-18%    7%-17%    5%-15%    3%-13%    1%-11%     0%-9%     0%-8%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
  KP International
    Equity Fund          26%-36%   26%-36%   26%-36%   25%-35%   24%-34%   21%-31%   17%-27%   12%-22%    8%-18%    4%-14%    2%-12%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY             69%-99%   69%-99%   69%-99%   67%-97%   64%-94%   59%-89%   51%-81%   41%-71%   30%-60%   20%-49%   15%-43%
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
  Unffiliated Short-
    Term Bond Index Fund   0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-7%     0%-9%    2%-12%    4%-14%    5%-15%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND
  KP Fixed Income Fund    6%-16%    6%-16%    6%-16%    8%-18%   10%-20%   13%-23%   17%-27%   22%-32%   28%-38%   35%-45%   39%-49%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME        6%-21%    6%-21%    6%-21%    8%-23%   10%-25%   13%-28%   17%-34%   22%-41%   30%-50%   39%-59%   44%-64%
------------------------------------------------------------------------------------------------------------------------------------
INFLATION MANAGED
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated Short-Term
   Inflation-Protected
   Securities Fund         0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-6%     0%-8%    0%-10%    2%-12%    3%-13%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INFLATION MANAGED    0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-5%     0%-6%     0%-8%     0%-10%    2%-12%   3%-13%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REAL ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated
    Commodity
    Strategy
    Fund               0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.1%-1.1% 0.3%-1.3% 0.4%-1.4% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5%
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated
    International
    Property Fund      0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.1%-1.1% 0.3%-1.3% 0.4%-1.4% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5%
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated
    Global Listed
    Infrastructure
    Fund               0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.1%-1.1% 0.3%-1.3% 0.4%-1.4% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5%
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated
    Natural Resources
    Fund               0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.1%-1.1% 0.3%-1.3% 0.4%-1.4% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5%
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated REIT
    Index Fund         0.0%-2.0% 0.0%-2.0% 0.0%-2.0% 0.0%-2.0% 0.2%-2.2% 0.6%-2.6% 0.8%-2.8% 1.0%-3.0% 1.0%-3.0% 1.0%-3.0% 1.0%-3.0%
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated
    Institutional
    Floating Rate
    Fund               0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.0%-1.0% 0.1%-1.1% 0.3%-1.3% 0.4%-1.4% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5% 0.5%-1.5%
------------------------------------------------------------------------------------------------------------------------------------
  Unaffiliated
    Inflation-
    Protected
    Securities
    Fund               0.0%-3.0% 0.0%-3.0% 0.0%-3.0% 0.0%-3.0% 0.3%-3.3% 0.9%-3.9% 1.2%-4.2% 1.5%-4.5% 1.5%-4.5% 1.5%-4.5% 1.5%-4.5%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL REAL ASSETS         0%-10%    0%-10%    0%-10%    0%-10%    1%-11%    3%-13%    4%-14%    5%-15%    5%-15%    5%-15%    5%-15%
------------------------------------------------------------------------------------------------------------------------------------

     4. The fifth through seventh paragraphs under the heading "KP Fixed Income Fund - Investment Strategy" on page 121 are deleted and replaced with the following:

Passive Fixed Income: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the fund's assets allocated to the Passive Fixed Income Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Bloomberg Barclays U.S. Aggregate Bond Index.

SSGA FM will employ a stratified sampling approach to build a portfolio whose broad characteristics, including duration, yield, credit quality, and sector weights, match those of the Bloomberg Barclays U.S. Aggregate Bond Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Bloomberg Barclays U.S. Aggregate Bond Index, and the Sub-strategy may not track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the Sub-strategy and the Bloomberg Barclays U.S. Aggregate Bond Index are valued. SSGA FM may sell a security pursuant to changes in the Bloomberg Barclays U.S. Aggregate Bond Index composition and for routine portfolio rebalancing.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-016-0100